Significant Accounting Policies - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	11 Months Ended	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Jun. 30, 2019	Nov. 30, 2018	Nov. 30, 2019	Dec. 31, 2017	Nov. 29, 2019
Long Lived Assets Held-for-sale [Line Items]
Revenues				$ 5,009,728	$ 5,358,656	$ 5,048,906
Receivables from brokers, dealers and clearing organizations	$ 3,011,000	$ 3,223,700		3,223,700	3,011,000
Receivables from customers of securities operations	1,490,900	2,017,100		2,017,100	1,490,900
Capitalized interest					6,200
Property, equipment and leasehold improvements, net	385,000	351,000		351,000	385,000
Payables to brokers, dealers and clearing organizations	2,621,700	2,465,600		2,465,600	2,621,700
Payables to customers of securities operations	3,808,600	3,176,700		3,176,700	3,808,600
Purchase of common shares for treasury settled subsequent to year end				17,600	$ 1,200
54 Madison
Long Lived Assets Held-for-sale [Line Items]
Increase in loans to and investments in associated companies of deconsolidated entity						123,000
Total assets of deconsolidated entity						612,900
Total liabilities of deconsolidated entity						330,500
Noncontrolling interests of deconsolidated entity						167,200
Minimum
Long Lived Assets Held-for-sale [Line Items]
Derivative hedging relationship effective percentage					80.00%
Maximum
Long Lived Assets Held-for-sale [Line Items]
Derivative hedging relationship effective percentage					125.00%
Commissions and other fees
Long Lived Assets Held-for-sale [Line Items]
Revenues				662,546	$ 675,772	617,020
Other
Long Lived Assets Held-for-sale [Line Items]
Revenues				558,336	667,993	424,788
Reclassified Presentation Of Certain Other Fees | Commissions and other fees | Jefferies Group
Long Lived Assets Held-for-sale [Line Items]
Revenues				28,300		23,800
Reclassified Presentation Of Certain Other Fees | Other | Jefferies Group
Long Lived Assets Held-for-sale [Line Items]
Revenues				(28,300)		$ (23,800)
Automobile Loan | Foursight Capital Credit Facilities
Long Lived Assets Held-for-sale [Line Items]
Loans receivables	$ 741,200	$ 648,700		$ 648,700	741,200
Loans Receivable | Prime | Automobile Loan | Credit Concentration Risk | Foursight Capital Credit Facilities
Long Lived Assets Held-for-sale [Line Items]
Concentration risk, percentage	15.00%	13.00%
Loans Receivable | Near-Prime | Automobile Loan | Credit Concentration Risk | Foursight Capital Credit Facilities
Long Lived Assets Held-for-sale [Line Items]
Concentration risk, percentage	53.00%	57.00%
Loans Receivable | Subprime | Automobile Loan | Credit Concentration Risk | Foursight Capital Credit Facilities
Long Lived Assets Held-for-sale [Line Items]
Concentration risk, percentage	32.00%	30.00%
HomeFed
Long Lived Assets Held-for-sale [Line Items]
Non-cash investing activities related to the issuance of common stock for acquisition					178,800
Iowa Premium
Long Lived Assets Held-for-sale [Line Items]
Membership interest purchase agreement, aggregate ownership interests to purchase			100.00%
Membership interest purchase agreement, proportionate share			$ 49,000
Spectrum Brands
Long Lived Assets Held-for-sale [Line Items]
Non-cash financing activities related to distribution of special dividend					451,100
Sale of Property
Long Lived Assets Held-for-sale [Line Items]
Non-cash investing activities related to sale					$ 16,400
Number of common stock exchanged with related party (in shares)							780,315
Number of common stock exchanged with related party, price per share (in USD per share)							$ 21.03